Summary of significant accounting policies, estimates and judgments - Summary of Undrawn Balances of Loan Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
CDOR [Member]
Disclosure of Undrawn Balances of Loan Commitments Referencing Benchmark Interest Rates [Line Items]
Authorized and committed undrawn commitments	$ 40,010	$ 26,913